Trade Receivables and Other Assets - Narrative (Details) $ in Millions	1 Months Ended
Apr. 30, 2025 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Consideration received, cash and equity	$ 9.8
Loss on disposal of noncurrent assets	$ 0.3